Common Stock Warrants Outstanding - Equity-Classified Common Stock Warrants, for Warrants than Underlying Unexercised Overallotment Option Warrants, Outstanding and Exercisable (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Aug. 11, 2017	Aug. 09, 2017	Mar. 31, 2017	May 04, 2016	Dec. 31, 2015	Dec. 31, 2014
Class Of Warrant Or Right [Line Items]
Exercise price of warrants			$ 1.50	$ 1.50	$ 2.50	$ 3.90
Warrants [Member]
Class Of Warrant Or Right [Line Items]
Total Shares Outstanding	11,623,987	8,401,746					784,230	203,047
Weighted Average Exercise Price 1.10 [Member] | Warrants [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of warrants	$ 1.10
Total Shares Outstanding	9,727,131
Weighted Average Contractual Life (in years)	4 years 9 months 18 days
Weighted Average Exercise Price 3.90 [Member] | Warrants [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of warrants	$ 3.90
Total Shares Outstanding	1,163,526
Weighted Average Contractual Life (in years)	4 years 3 months 18 days
Weighted Average Exercise Price 4.68 [Member] | Warrants [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of warrants	$ 4.68
Total Shares Outstanding	581,183
Weighted Average Contractual Life (in years)	3 years 1 month 6 days
Weighted Average Exercise Price 14.16 [Member] | Warrants [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of warrants	$ 14.16
Total Shares Outstanding	17,655
Weighted Average Contractual Life (in years)	7 years 3 months 18 days
Weighted Average Exercise Price 30.00 [Member] | Warrants [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of warrants	$ 30.00
Total Shares Outstanding	102,826
Weighted Average Contractual Life (in years)	2 years 1 month 6 days
Weighted Average Exercise Price 37.50 [Member] | Warrants [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of warrants	$ 37.50
Total Shares Outstanding	31,666
Weighted Average Contractual Life (in years)	2 years 1 month 6 days